Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Property, plant and equipment [abstract]
Additions	$ 130,191	$ 56,929
Acquisitions related to discontinued operations	0	(32)
Net change in accounts payable and accrued liabilities related to purchases of PP&E	(21,427)	(462)
Purchase of property, plant and equipment	$ 108,764	$ 56,435